401(k) Retirement Savings Plan, Deferred Compensation Plan and Change in Control Severance Plan (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Employer contributions to 401(k) plans	$ 7.5	$ 6.0	$ 3.7
Document Fiscal Year Focus	2014